UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23091

Gallery Trust
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Mondrian International Value Equity Fund
Mondrian Emerging Markets Value Equity Fund
Mondrian International Government Fixed Income Fund
Mondrian U.S. Small Cap Equity Fund
Mondrian Global Listed Infrastructure Fund
(Each, a Series of Gallery Trust)
Semi-Annual Report
April 30, 2020

Investment Adviser:
Mondrian Investment Partners Limited
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 888-832-4386.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 888-832-4386. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or Mondrian Investment Partners Limited if you invest directly with the Funds.

Gallery Trust

The Funds file their complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days of the period end. The Funds’ N-Q forms and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-888-832-4386; and (ii) on the Commission’s website at http://www.sec.gov.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust	Mondrian International Value
Equity Fund
April 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.

COMMON STOCK — 98.7%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.0%
QBE Insurance Group Ltd	843,598	$4,588,183
Total Australia		4,588,183

CHINA — 2.6%
China Mobile Ltd	1,530,500	12,316,944
Total China		12,316,944

DENMARK — 1.3%
ISS A/S*	406,215	6,059,327
Total Denmark		6,059,327

FRANCE — 7.5%
Cie de Saint-Gobain SA*	507,963	13,474,209
Sanofi SA	165,842	16,256,458
Societe Generale SA*	353,867	5,524,198
Total France		35,254,865

GERMANY — 9.3%
Allianz SE	70,667	13,066,540
Continental AG	151,567	12,797,571
Daimler AG	120,109	4,150,375

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
GERMANY (continued)
Deutsche Telekom AG	346,306	$5,048,339
Evonik Industries AG	368,140	9,053,305
Total Germany		44,116,130

HONG KONG — 6.8%
CK Hutchison Holdings Ltd	2,079,500	15,405,911
Jardine Matheson Holdings Ltd	111,115	4,870,191
WH Group Ltd	12,349,500	11,909,255
Total Hong Kong		32,185,357

ITALY — 4.4%
Enel SpA	1,663,588	11,382,456
Eni SpA	994,657	9,513,470
Total Italy		20,895,926

JAPAN — 27.6%
Coca-Cola Bottlers Japan Holdings Inc	473,200	8,529,748
FUJIFILM Holdings Corp	305,100	14,478,747
Fujitsu Ltd	95,200	9,297,646
Honda Motor Co Ltd	606,300	14,609,021
Isuzu Motors Ltd	452,200	3,456,176
Kyocera Corp	251,400	13,411,879
Mitsubishi Electric Corp	743,700	9,201,677
Nippon Telegraph & Telephone Corp	304,900	6,914,474
Otsuka Holdings Co Ltd	277,000	10,904,969
Sekisui Chemical Co Ltd	604,600	7,642,854
Sumitomo Electric Industries Ltd	34,900	358,424
Takeda Pharmaceutical Co Ltd	453,100	16,265,713
Tokio Marine Holdings Inc	217,752	10,254,770
Toyota Industries	93,500	4,719,861
Total Japan		130,045,959

NETHERLANDS — 3.3%
Ahold Delhaize NV	149,437	3,639,200
Royal Dutch Shell PLC Class B ^	729,642	11,803,556
Total Netherlands		15,442,756

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SINGAPORE — 4.2%
Singapore Telecommunications Ltd	3,100,302	$6,193,135
United Overseas Bank Ltd	958,240	13,773,690
Total Singapore		19,966,825

SPAIN — 2.0%
Banco Santander SA	4,246,726	9,471,636
Total Spain		9,471,636

SWEDEN — 2.6%
Telia Co AB	3,516,743	12,148,186
Total Sweden		12,148,186

SWITZERLAND — 5.2%
ABB Ltd	559,034	10,581,975
Novartis AG	122,274	10,408,676
Zurich Insurance Group AG	11,242	3,569,117
Total Switzerland		24,559,768

TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing Co Ltd	825,000	8,357,736
Taiwan Semiconductor Manufacturing Co Ltd ADR	37,724	2,004,276
Total Taiwan		10,362,012

UNITED KINGDOM — 18.7%
BP PLC	2,690,208	10,617,867
G4S PLC	2,813,365	3,849,358
GlaxoSmithKline PLC	697,193	14,530,143
John Wood Group PLC	624,264	1,595,651
Kingfisher PLC	3,948,299	7,799,431
Lloyds Banking Group PLC	25,720,398	10,371,477
SSE PLC	949,250	14,947,980
Tesco PLC	4,571,881	13,537,073
Travis Perkins PLC	238,991	3,113,373
WPP PLC	1,021,114	7,924,568
Total United Kingdom		88,286,921

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
Total Common Stock
(Cost $573,059,768)		$465,700,795

PREFERRED STOCK — 0.2%

GERMANY — 0.2%
Bayerische Motoren Werke AG, 4.66%	13,304	632,250

Total Preferred Stock
(Cost $963,310)		632,250
Total Value of Securities — 98.9%
(Cost $574,023,078)		$466,333,045

Percentages are based on Net Assets of $471,754,837.
*	Non-income producing security.
^	Security traded on the London Stock Exchange.
ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,004,276	$463,696,519	$—	$465,700,795
Preferred Stock	—	632,250	—	632,250
Total Investments in Securities	$2,004,276	$464,328,769	$—	$466,333,045

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
April 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.

COMMON STOCK — 95.7%
	Number of Shares	Value (U.S. $)
BRAZIL — 3.1%
Hypera SA*	56,600	$302,989
Itau Unibanco Holding SA ADR	56,368	237,309
Suzano Papel e Celulose SA*	25,300	182,938
Total Brazil		723,236

CHINA — 39.4%
Alibaba Group Holding Ltd *	44,000	1,115,022
Alibaba Group Holding Ltd ADR *	3,212	650,976
Brilliance China Automotive Holdings Ltd	64,000	59,416
China Medical System Holdings Ltd	373,000	442,241
China Merchants Bank Class H	206,500	983,948
China Mobile Ltd	72,500	583,455
CSPC Pharmaceutical Group	272,000	542,332
Hangzhou Hikvision Digital Technology Class A	69,600	314,734
Hengan International Group Co Ltd	59,500	528,662
Jiangsu Yanghe Brewery Joint-Stock Class A	36,612	508,380
Midea Group Co Ltd Class A	80,903	611,276
NetEase ADR	2,764	953,469
Ping An Insurance Group Co of China Ltd Class H	125,000	1,288,130

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA (continued)
Tingyi Cayman Islands Holding Corp Class H	316,000	$557,500
Total China		9,139,541

HONG KONG — 7.3%
Sands China Ltd	58,000	238,459
Tencent Holdings	17,400	920,898
WH Group Ltd	542,000	522,678
Total Hong Kong		1,682,035

INDIA — 10.9%
Bajaj Auto Ltd	6,177	213,581
HCL Technologies Ltd	72,494	521,478
Housing Development Finance Corp Ltd	15,050	380,422
Indiabulls Housing Finance Ltd	87,277	151,276
Infosys Ltd Sponsored ADR	49,815	459,793
Reliance Industries	41,690	809,505
Total India		2,536,055

INDONESIA — 1.1%
Bank Rakyat Indonesia Persero Tbk PT	1,355,700	248,347
Total Indonesia		248,347

MALAYSIA — 0.5%
Malayan Banking Bhd	62,545	109,976
Total Malaysia		109,976

MEXICO — 1.8%
Fibra Uno Administracion SA de CV REIT	363,776	302,027
Grupo Financiero Banorte SAB de CV Class O	45,100	123,468
Total Mexico		425,495

PERU — 0.9%
Credicorp Ltd	1,471	219,208
Total Peru		219,208

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
RUSSIA — 4.1%
Gazprom PJSC ADR	94,947	$479,483
LUKOIL PJSC ADR	7,232	466,970
Total Russia		946,453

SOUTH AFRICA — 2.1%
Mondi	27,470	487,348
Total South Africa		487,348

SOUTH KOREA — 10.9%
Korea Zinc Co Ltd	422	134,057
LG Chem Ltd	2,362	723,206
Samsung Electronics Co Ltd	17,587	720,457
Samsung Electronics Co Ltd GDR	318	326,234
Samsung Fire & Marine Insurance Co Ltd	1,607	250,387
Shinhan Financial Group Co Ltd	15,329	385,346
Total South Korea		2,539,687

TAIWAN — 10.2%
ASE Technology Holding Co Ltd	238,000	532,208
CTBC Financial Holding	304,000	203,123
Mega Financial Holding Co Ltd	73,000	73,624
Taiwan Semiconductor Manufacturing Co Ltd ADR	29,521	1,568,451
Total Taiwan		2,377,406

UNITED ARAB EMIRATES — 1.1%
First Abu Dhabi Bank PJSC	78,755	248,615
Total United Arab Emirates		248,615

UNITED KINGDOM — 1.0%
Unilever PLC	4,499	231,581
Total United Kingdom		231,581

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES — 1.3%
Consumer Discretionary — 1.3%
Yum China Holdings*	6,303	$305,443

Total United States		305,443

Total Common Stock
(Cost $21,922,397)		22,220,426

PREFERRED STOCK — 2.2%

SOUTH KOREA — 2.2%
Samsung Electronics Co Ltd**	14,598	504,619

Total Preferred Stock
(Cost $469,505)		504,619
Total Value of Securities — 97.9%
(Cost $22,391,902)		$22,725,045

Percentages are based on Net Assets of $23,211,360.
*	Non-income producing security.
**	There is currently no rate available.
ADR — American Depositary Receipt
CV — Convertible Security
GDR — Global Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
April 30, 2020 (Unaudited)

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,578,758	$15,641,668	$—	$22,220,426
Preferred Stock	—	504,619	—	504,619
Total Investments in Securities	$6,578,758	$16,146,287	$—	$22,725,045

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.

GLOBAL BONDS — 95.6%
	Face Amount (Local Currency)		Value (U.S. $)
AUSTRALIA — 3.9%
Australia Government Bond
5.750%, 05/15/21	AUD	155,000	$106,748
4.750%, 04/21/27	AUD	450,000	375,803
3.250%, 04/21/25	AUD	226,000	167,733
3.000%, 03/21/47	AUD	385,000	323,858
Total Australia			974,142

AUSTRIA — 4.6%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	710,000	1,145,626
Total Austria			1,145,626

BELGIUM — 4.5%
Kingdom of Belgium Government Bond
1.000%, 06/22/26 (A)	EUR	950,000	1,124,815
Total Belgium			1,124,815

CANADA — 2.0%
Canadian Government Bond
5.000%, 06/01/37	CAD	224,000	264,759
1.500%, 06/01/26	CAD	200,000	153,257
0.750%, 09/01/21	CAD	100,000	72,267
Total Canada			490,283

FINLAND — 3.7%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	799,000	926,398
Total Finland			926,398

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2020 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
FRANCE — 3.3%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	300,000	$384,057
0.500%, 05/25/25	EUR	195,000	224,226
Total Capital International
0.750%, 07/12/28	EUR	200,000	220,228
Total France			828,511

GERMANY — 5.5%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/44	EUR	100,000	185,166
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	112,000,000	1,182,945
Total Germany			1,368,111

ITALY — 9.9%
Italy Buoni Poliennali Del Tesoro
4.750%, 09/01/44 (A)	EUR	100,000	152,932
2.950%, 09/01/38 (A)	EUR	500,000	601,050
2.000%, 02/01/28	EUR	850,000	960,011
1.450%, 05/15/25	EUR	308,000	341,094
0.050%, 04/15/21	EUR	385,000	420,831
Total Italy			2,475,918

JAPAN — 19.0%
Japan Government Thirty Year Bond
2.400%, 12/20/34	JPY	90,000,000	1,107,852
0.300%, 06/20/46	JPY	140,100,000	1,271,729
Japan Government Twenty Year Bond
1.600%, 06/20/30	JPY	107,000,000	1,161,202
0.200%, 06/20/36	JPY	131,400,000	1,218,604
Total Japan			4,759,387

KUWAIT — 1.1%
Kuwait International Government Bond
3.500%, 03/20/27	USD	240,000	263,100
Total Kuwait			263,100

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2020 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
MALAYSIA — 2.0%
Malaysia Government Bond
4.254%, 05/31/35	MYR	900,000	$231,823
4.181%, 07/15/24	MYR	1,113,000	275,630
Total Malaysia			507,453

MEXICO — 3.2%
Mexican Bonos
8.500%, 05/31/29	MXN	5,800,000	271,674
8.500%, 11/18/38	MXN	423,000	19,152
8.000%, 11/07/47	MXN	12,000,000	512,926
Total Mexico			803,752

NETHERLANDS — 4.2%
Netherlands Government Bond
5.500%, 01/15/28	EUR	94,056	151,012
2.750%, 01/15/47 (A)	EUR	250,000	481,653
0.500%, 01/15/40 (A)	EUR	250,000	307,556
0.250%, 07/15/29 (A)	EUR	100,000	115,975
Total Netherlands			1,056,196

NEW ZEALAND — 8.1%
New Zealand Government Bond
5.500%, 04/15/23	NZD	811,000	575,454
4.500%, 04/15/27	NZD	900,000	701,744
2.750%, 04/15/37	NZD	986,000	754,168
Total New Zealand			2,031,366

SUPRANATIONAL — 14.3%
Asian Development Bank
2.350%, 06/21/27	JPY	110,000,000	1,210,157
European Financial Stability Facility
0.950%, 02/14/28	EUR	990,000	1,182,272
European Investment Bank
2.150%, 01/18/27	JPY	109,000,000	1,170,001
Total Supranational			3,562,430

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2020 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
UNITED ARAB EMIRATES — 1.0%
MDGH - GMTN BV
2.875%, 11/07/29	USD	256,000	$256,415
Total United Arab Emirates			256,415

UNITED KINGDOM — 5.3%
HSBC Holdings
4.583%, 06/19/29 (B)	USD	230,000	260,062
United Kingdom Gilt
4.500%, 09/07/34	GBP	147,638	291,448
4.250%, 09/07/39	GBP	370,000	783,578
Total United Kingdom			1,335,088

Total Global Bonds
(Cost $22,973,182)			23,908,991

U.S. TREASURY OBLIGATIONS — 1.5%

United States Treasury Bond
2.750%, 08/15/42	225,000	225,000	292,878
United States Treasury Notes
1.625%, 02/15/26	79,800	79,800	85,177
Total U.S. Treasury Obligations
(Cost $281,907)			378,055
Total Value of Securities — 97.1%
(Cost $23,255,089)			$24,287,046

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2020 (Unaudited)

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2020 is as follows:
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	07/30/20	USD	270,913	AUD	417,500	$1,202
Brown Brothers Harriman	07/30/20	USD	2,066,921	EUR	1,901,000	20,349
Brown Brothers Harriman	07/30/20	USD	1,429,385	GBP	1,147,500	16,417
Brown Brothers Harriman	07/30/20	USD	503,589	NOK	5,232,500	7,411
Brown Brothers Harriman	07/30/20	USD	493,732	PLN	2,071,500	5,430
Brown Brothers Harriman	07/30/20	NZD	3,261,000	USD	1,971,819	(27,384)
Brown Brothers Harriman	07/30/20	JPY	118,442,000	USD	1,111,020	5,665
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$29,090

Percentages are based on Net Assets of $25,025,097.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of securities as of April 30, 2020 was 3,710,379 and represents 14.8% on Net Assets.

(B)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2020.
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Poland Zloty
USD — United States Dollar
The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2020 (Unaudited)

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at market value
Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$23,908,991	$—	$23,908,991
U.S. Treasury Obligations	—	378,055	—	378,055
Total Investments in Securities	$—	$24,287,046	$—	$24,287,046

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$56,474	$—	$56,474
Unrealized Depreciation	—	(27,384)	—	(27,384)
Total Other Financial Instruments	$—	$29,090	$—	$29,090

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—” are $0 or have been rounded to $0.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
April 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.

COMMON STOCK — 96.9%
	Number of Shares	Value (U.S. $)
UNITED STATES — 96.9%
Energy — 0.3%
Green Plains Partners LP	650	$3,464

Financials — 6.3%
Houlihan Lokey Inc	688	40,853
Moelis & Company	911	27,212
		68,065
Health Care — 5.8%
AMN Healthcare Services Inc *	687	32,275
iRadimed Corp *	1,402	30,507
		62,782
Industrials — 39.9%
AAR Corp	1,424	27,882
Astronics Corp *	3,007	27,003
Barnes Group Inc	823	31,587
Donaldson Company Inc	771	33,793
Douglas Dynamics Inc	902	33,338
EnerSys	586	34,217
GrafTech International Ltd	5,145	41,777
Luxfer Holdings PLC	2,670	36,232
McGrath RentCorp	545	29,730
Regal Beloit Corp	502	35,647
Tetra Tech Inc	427	32,145
Timken Company	942	35,400
US Ecology	944	30,944
		429,695

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Information Technology — 21.0%
Avnet	932	$27,979
Cabot Microelectronics Corp	306	37,497
Comtech Telecommunications Corp	1,478	27,358
FLIR Systems Inc	885	38,409
Maximus Inc	538	36,218
NIC Inc	1,054	25,539
Vishay Intertechnology Inc	1,994	33,080
		226,080
Materials — 18.2%
AptarGroup Inc	288	30,839
Graphic Packaging Holding Co	1,998	26,673
Greif Class A	948	32,128
Innospec Inc	487	35,317
PH Glatfelter Co	2,113	30,850
PolyOne Corp	1,712	39,873
		195,680
Real Estate — 5.4%
Landmark Infrastructure Partners LP	2,790	31,443
Physicians Realty Trust	1,746	26,923
		58,366
Total United States		1,044,132

Total Value of Securities — 96.9%
(Cost $1,159,936)		$1,044,132

Percentages are based on Net Assets of $1,077,282.
*	Non-income producing security.
L.P. — Limited Partnership
PLC — Public Limited Company
As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2020, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
April 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.

COMMON STOCK — 98.1%
	Number of Shares	Value (U.S. $)
CANADA — 8.5%
Emera Inc	1,499	$59,671
Enbridge Inc	1,719	52,671
Total Canada		112,342

CHILE — 4.0%
Enel Americas	324,971	53,325
Total Chile		53,325

CHINA — 4.1%
Jiangsu Expressway Co Ltd Class H	46,000	54,933
Total China		54,933

FRANCE — 3.7%
Veolia Environnement SA	2,277	48,641
Total France		48,641

INDIA — 3.4%
Power Grid Corp of India Ltd	20,841	44,787
Total India		44,787

ITALY — 7.7%
Atlantia SpA*	3,297	53,663
Snam SpA	10,735	48,117
Total Italy		101,780

JAPAN — 4.2%
West Japan Railway Co	900	55,549
Total Japan		55,549

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MEXICO — 7.5%
Aeroportuario Centro Norte SAB de CV B Class B	13,811	$50,549
Promotora y Operadora de Infraestructura	7,114	49,300
Total Mexico		99,849

PORTUGAL — 4.5%
EDP - Energias de Portugal SA	14,191	60,022
Total Portugal		60,022

SPAIN — 3.5%
Naturgy Energy Group SA	2,643	46,541
Total Spain		46,541

UNITED ARAB EMIRATES — 3.6%
DP World PLC	3,018	48,201
Total United Arab Emirates		48,201

UNITED KINGDOM — 10.6%
National Grid PLC	4,091	48,115
Pennon Group PLC	3,323	45,826
SSE PLC	3,016	47,494
Total United Kingdom		141,435

UNITED STATES — 32.8%
Energy — 4.0%
Williams Co Inc	2,720	52,686

Industrials — 3.7%
Kansas City Southern	380	49,609

Utilities — 25.1%
Dominion Energy	756	58,310
Duke Energy Corp	738	62,479
Edison International	975	57,242
Evergy Inc	829	48,439
PPL Corporation	2,399	60,983
Xcel Energy Inc	715	45,445
		332,898

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
Value (U.S. $)
UNITED STATES (continued)
Total United States	$435,193

Total Common Stock
(Cost $1,337,064)	1,302,598
Total Value of Securities — 98.1%
(Cost $1,337,064)	$1,302,598

Percentages are based on Net Assets of $1,327,351.
Ltd. — Limited
PLC — Public Limited Company

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at market value
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$700,709	$601,889	$—	$1,302,598
Total Investments in Securities	$700,709	$601,889	$—	$1,302,598

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2020 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Mondrian International Value Equity Fund	Mondrian Emerging Markets Value Equity Fund	Mondrian International Government Fixed Income Fund
Assets:
Investments (Cost $574,023,078, $22,391,902, and $23,255,089)	$466,333,045	$22,725,045	$24,287,046
Foreign currency (Cost $–, $87 and $547,250)	549,081	—	87
Cash	(1,692,888)	324,279	577,684
Receivable for investment securities sold	3,278,030	527,986	—
Dividends and interest receivable	1,646,489	30,268	166,888
Receivable for capital shares sold	2,007,083	24,985	—
Reclaims receivable	2,822,455	748	—
Unrealized appreciation on forward foreign currency contracts	—	70	56,473
Unrealized appreciation on spot foreign currency contracts	79	—	—
Prepaid expenses	40,222	7,747	6,884
Total assets	474,983,596	23,641,128	25,095,062
Liabilities:
Payable for investment securities purchased	1,608,962	383,781	—
Audit fees payable	16,859	11,694	14,179
Payable due to Administrator	41,323	2,012	2,199
Payable due to Investment Adviser	206,169	1,904	694
Payable for capital shares redeemed	1,300,300	1,651	15,157
Chief Compliance Officer fees payable	5,115	216	290
Payable due to Trustees	3,665	122	285
Unrealized depreciation on spot foreign currency contracts	711	88	—
Unrealized depreciation on forward foreign currency contracts	—	—	27,384
Other accrued expenses	45,655	28,300	9,777
Total liabilities	3,228,759	429,768	69,965
Net assets	$471,754,837	$23,211,360	$25,025,097

Net assets consist of:
Paid-in capital	$596,132,690	$132,619,349	$25,951,606
Total distributable loss	(124,377,853)	(109,407,989)	(926,509)
Net assets	$471,754,837	$23,211,360	$25,025,097

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	42,523,421	3,691,635	2,591,984
Net Asset Value, Offering and Redemption Price Per Share	$11.09	$6.29	$9.65

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2020

STATEMENTS OF ASSETS AND LIABILITIES
	Mondrian U.S. Small Cap Equity Fund	Mondrian Global Listed Infrastructure Fund
Assets:
Investments (Cost $1,159,936 and $1,337,064)	$1,044,132	$1,302,598
Foreign currency (Cost $876 and $–)	—	901
Cash	7,792	17,398
Receivable from Investment Adviser	5,285	5,454
Dividends receivable	1,082	1,182
Reclaims receivable	—	738
Deferred offering costs	—	—
Receivable for investment securities sold	35,938	—
Prepaid expenses	14,091	14,093
Total assets	1,108,320	1,342,364
Liabilities:
Audit fees payable	12,373	13,389
Payable due to Administrator	114	114
Chief Compliance Officer fees payable	12	14
Payable due to Trustees	8	12
Payable for investment securities purchased	16,568	—
Other accrued expenses	1,963	1,484
Total liabilities	31,038	15,013
Net assets	$1,077,282	$1,327,351

Net assets consist of:
Paid-in capital	$1,306,653	$1,352,601
Total distributable loss	(229,371)	(25,250)
Net assets	$1,077,282	$1,327,351

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	129,694	133,559
Net Asset Value, Offering and Redemption Price Per Share	$8.31	$9.94

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended
April 30, 2020 (Unaudited)

STATEMENTS OF OPERATIONS
Mondrian International Value Equity Fund
Investment income
Dividends	$6,411,831
Less: foreign taxes withheld	(593,470)
Total investment income	5,818,361

Expenses
Investment advisory fees	1,956,105
Accounting and administration fees	290,168
Custodian fees	56,795
Printing fees	48,235
Legal fees	48,024
Other	43,989
Registration fees	36,026
Trustees’ fees and expenses	22,781
Dividend disbursing and transfer agent fees and expenses	20,900
Audit and tax	16,859
Chief Compliance Officer fees	8,449
Total expenses	2,548,331
Less:
Investment advisory fees waived	(340,235)
Net expenses	2,208,096

Net investment income	3,610,265

Net realized loss on:
Investments	(10,691,655)
Foreign currency transactions	(7,075)
Net realized loss	(10,698,730)
Net change in unrealized appreciation/(depreciation) on:
Investments	(111,051,312)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(18,813)
Net change in unrealized appreciation/(depreciation)	(111,070,125)
Net realized and unrealized loss	(121,768,855)

Net decrease in net assets resulting from operations	$(118,158,590)

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended
April 30, 2020 (Unaudited)

STATEMENTS OF OPERATIONS
Mondrian Emerging Markets Value Equity Fund
Investment income
Dividends	$389,864
Less: foreign taxes withheld	(50,108)
Total investment income	339,756

Expenses
Investment advisory fees	127,171
Custodian fees	19,280
Accounting and administration fees	17,523
Dividend disbursing and transfer agent fees and expenses	13,949
Audit and tax	12,794
Other	5,519
Registration fees	4,894
Printing fees	3,069
Legal fees	2,997
Trustees’ fees and expenses	1,381
Chief Compliance Officer fees	488
Total expenses	209,065
Less:
Investment advisory fees waived	(53,071)
Net expenses	155,994

Net investment income	183,762

Net realized gain (loss) on:
Investments	(716,867)
Foreign currency transactions	22,454
Net realized loss	(694,413)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,324,726)
Change in accrued foreign capital gains tax on appreciated securities	6,754
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	167
Net change in unrealized appreciation/(depreciation)	(1,317,805)
Net realized and unrealized loss	(2,012,218)

Net decrease in net assets resulting from operations	$(1,828,456)

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended
April 30, 2020

STATEMENTS OF OPERATIONS
Mondrian International Government Fixed Income Fund
Investment income
Interest	$199,785
Less: foreign taxes withheld	(7)
Total investment income	199,778

Expenses
Investment advisory fees	65,290
Dividend disbursing and transfer agent fees and expenses	13,863
Accounting and administration fees	13,597
Audit and tax	13,079
Other	6,230
Registration fees	3,353
Printing fees	3,062
Custodian fees	2,906
Legal fees	2,356
Trustees’ fees and expenses	1,137
Chief Compliance Officer fees	411
Total expenses	125,284
Less:
Investment advisory fees waived	(46,936)
Net expenses	78,348

Net investment income	121,430

Net realized gain on:
Investments	349,476
Foreign currency transactions	106,856
Net realized gain	456,332
Net change in unrealized appreciation/(depreciation) on:
Investments	(787,788)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	16,407
Net change in unrealized appreciation/(depreciation)	(771,381)
Net realized and unrealized loss	(315,049)

Net decrease in net assets resulting from operations	$(193,619)

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended
April 30, 2020 (Unaudited)

STATEMENTS OF OPERATIONS
Mondrian U.S. Small Cap Equity Fund
Investment income
Dividends	$17,888
Total investment income	17,888

Expenses
Dividend disbursing and transfer agent fees and expenses	13,293
Audit and tax	12,173
Registration fees	6,738
Investment advisory fees	5,444
Deferred offering costs	4,375
Accounting and administration fees	768
Printing fees	585
Other	368
Custodian fees	366
Legal fees	116
Trustees’ fees and expenses	55
Chief Compliance Officer fees	20
Total expenses	44,301
Less:
Investment advisory fees waived	(5,444)
Reimbursement from Investment Adviser	(32,732)
Net expenses	6,125

Net investment income	11,763

Net realized loss on:
Investments	(127,185)
Net realized loss	(127,185)
Net change in unrealized appreciation/(depreciation) on:
Investments	(292,608)
Net change in unrealized appreciation/(depreciation)	(292,608)
Net realized and unrealized loss	(419,793)

Net decrease in net assets resulting from operations	$(408,030)

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended
April 30, 2020

STATEMENTS OF OPERATIONS
Mondrian Global Listed Infrastructure Fund
Investment income
Dividends	$36,839
Less: foreign taxes withheld	(1,102)
Total investment income	35,737

Expenses
Audit and tax	13,389
Dividend disbursing and transfer agent fees and expenses	13,270
Registration fees	6,736
Investment advisory fees	6,278
Deferred offering costs	4,375
Other	1,470
Custodian fees	1,096
Accounting and administration fees	768
Printing fees	706
Legal fees	126
Trustees’ fees and expenses	60
Chief Compliance Officer fees	22
Total expenses	48,296
Less:
Investment advisory fees waived	(6,278)
Reimbursement from Investment Adviser	(35,003)
Net expenses	7,015

Net investment income	28,722

Net realized gain (loss) on:
Investments	(2,771)
Foreign currency transactions	1,204
Net realized gain (loss)	(1,567)
Net change in unrealized appreciation/(depreciation) on:
Investments	(219,131)
Change in accrued foreign capital gains tax on appreciated securities	701
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(263)
Net change in unrealized appreciation/(depreciation)	(218,693)
Net realized and unrealized loss	(220,260)

Net decrease in net assets resulting from operations	$(191,538)

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Operations:
Net investment income	$3,610,265	$19,461,922
Net realized gain/(loss) on investments and foreign currency transactions	(10,698,730)	15,329,820
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(111,070,125)	8,418,506
Net increase/(decrease) in net assets resulting from operations	(118,158,590)	43,210,248
Distribution of Income	(36,531,558)	(30,816,311)
Capital share transactions(1):
Issued	63,703,277	147,191,874
Reinvestment of dividends	27,306,352	22,992,279
Redeemed	(71,866,507)	(112,863,109)
Net increase in net assets from capital share transactions	19,143,122	57,321,044
Total increase/(decrease) in net assets	(135,547,026)	69,714,981
Net assets:
Beginning of period	607,301,863	537,586,882
End of period	$471,754,837	$607,301,863

(1)	See Note 8 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Operations:
Net investment income	$183,762	$1,355,460
Net realized gain/(loss) on investments and foreign currency transactions	(694,413)	207,871
Net change in unrealized appreciation/(depreciation) on investments, accrued foreign capital gains tax on appreciated securities, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(1,317,805)	7,186,198
Net increase/(decrease) in net assets resulting from operations	(1,828,456)	8,749,529
Distribution of Income	(1,320,379)	(4,415,213)
Capital share transactions(1):
Issued	3,786,206	2,317,599
Reinvestment of dividends	1,318,682	4,403,015
Redeemed	(26,241,082)	(52,936,889)
Net decrease in net assets from capital share transactions	(21,136,194)	(46,216,275)
Total decrease in net assets	(24,285,029)	(41,881,959)
Net assets:
Beginning of period	47,496,389	89,378,348
End of period	$23,211,360	$47,496,389

(1)	See Note 8 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Operations:
Net investment income	$121,430	$358,660
Net realized gain on investments, foreign currency exchange contracts, and foreign currency transactions	456,332	616,366
Net change in unrealized appreciation/(depreciation) on investments, foreign currency exchange contracts, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(771,381)	2,289,891
Net increase/(decrease) in net assets resulting from operations	(193,619)	3,264,917
Distribution of Income	(1,046,061)	(1,414,234)
Capital share transactions(1):
Issued	1,198,728	5,272,964
Reinvestment of dividends	995,760	1,097,262
Redeemed	(4,046,797)	(17,229,382)
Net decrease in net assets from capital share transactions	(1,852,309)	(10,859,156)
Total decrease in net assets	(3,091,989)	(9,008,473)
Net assets:
Beginning of period	28,117,086	37,125,559
End of period	$25,025,097	$28,117,086

(1)	See Note 8 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian U.S. Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30,2020 (Unaudited)	Period ended October 31, 2019(1)
Operations:
Net investment income	$11,763	$19,051
Net realized gain/(loss) on investments and foreign currency transactions	(127,185)	39,457
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(292,608)	176,804
Net increase/(decrease) in net assets resulting from operations	(408,030)	235,312
Distribution of Income	(56,673)	—
Capital share transactions(2):
Issued	—	1,250,000
Reinvestment of dividends	56,673	—
Net increase in net assets from capital share transactions	56,673	1,250,000
Total increase/(decrease) in net assets	(408,030)	1,485,312
Net assets:
Beginning of period	1,485,312	—
End of period	$1,077,282	$1,485,312

(1)	The fund commenced operations on December 17, 2018.
(2)	See Note 8 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2020 (Unaudited)	Period ended October 31, 2019(1)
Operations:
Net investment income	$28,722	$37,842
Net realized gain/(loss) on investments and foreign currency transactions	(1,567)	46,807
Net change in unrealized appreciation/(depreciation) on investments, accrued foreign capital gains tax on appreciated securities, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(218,693)	184,240
Net increase/(decrease) in net assets resulting from operations	(191,538)	268,889
Distribution of Income	(101,676)	(925)
Capital share transactions(2):
Issued	—	1,250,000
Reinvestment of dividends	101,676	925
Redeemed	—	—
Net increase in net assets from capital share transactions	101,676	1,250,925
Total increase/(decrease) in net assets	(191,538)	1,518,889
Net assets:
Beginning of period	1,518,889	—
End of period	$1,327,351	$1,518,889

(1)	The fund commenced operations on December 17, 2018.
(2)	See Note 8 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the year
	Six-month period ended 4/30/20 (Unaudited)	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17		Year Ended 10/31/16 (2)	Year Ended 10/31/15 (2)
Net asset value, beginning of period	$14.69	$14.48	$15.97		$13.46		$14.24	$15.12
Income/(loss) from operations:(1)
Net investment income	0.09	0.48	0.47		0.42		0.43	0.38
Net realized and unrealized gain/(loss) on investments	(2.81)	0.56	(1.48)		2.40		(0.84)	(0.58)
Total gain/(loss) from operations	(2.72)	1.04	(1.01)		2.82		(0.41)	(0.20)
Redemption Fees	—	—	—		—	(3)	— (3)	—
Dividends and distributions from:
Net investment income	(0.51)	(0.39)	(0.48)		(0.31)		(0.37)	(0.68)
Net realized gains	(0.37)	(0.44)	—		—		—	—
Total dividends and distributions	(0.88)	(0.83)	(0.48)		(0.31)		(0.37)	(0.68)
Net asset value, end of period	$11.09	$14.69	$14.48		$15.97		$13.46	$14.24
Total return†	(19.90)%	7.93%	(6.56)%		21.39%		(2.83)%	(1.39)%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$471,755	$607,302	$537,587		$580,798		$420,277	$358,381
Ratio of expenses to average net assets (including waivers and reimbursements)	0.79%*	0.79%	0.79%		0.79%		0.82%	0.88%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.91%*	0.89%	0.88%		0.85%		0.89%	0.88%
Ratio of net investment income to average net assets	1.29%*	3.40%	2.96%		2.91%		3.20%	2.54%
Portfolio turnover rate	11%**	23%	23	%(4)	28	%(4)	20%	28	%(4)

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†
Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.
(2)
On March 14, 2016, The International Equity Portfolio, a series of Delaware Pooled Trust (the “Predecessor Fund”) was reorganized into the Mondrian International Equity Fund. Information presented prior to March 14, 2016 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

(3)	Value is less than $0.005 per share.
(4)	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the year or period
	Six-month period ended 4/30/20 (Unaudited)	Year Ended 10/31/19	Period ended 10/31/18(2)	Year Ended 3/31/18(3)		Year Ended 3/31/17	Year Ended 3/31/16
Net asset value, beginning of period	$7.40	$7.07	$8.59	$7.71		$7.03	$8.18
Income/(loss) from operations:(1)
Net investment income	0.04	0.16	0.15	0.19		0.14	0.14
Net realized and unrealized gain/(loss) on investments	(0.95)	0.58	(1.45)	0.92		0.72	(1.20)
Total gain/(loss) from operations	(0.91)	0.74	(1.30)	1.11		0.86	(1.06)
Dividends and distributions from:
Net investment income	(0.20)	(0.41)	(0.22)	(0.23)		(0.18)	(0.09)
Total dividends and distributions	(0.20)	(0.41)	(0.22)	(0.23)		(0.18)	(0.09)
Net asset value, end of period	$6.29	$7.40	$7.07	$8.59		$7.71	$7.03
Total return†	(12.77)%	11.12%	(15.26)%	14.55%		12.57%	(12.87)%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$23,211	$47,496	$89,378	$314,259		$336,896	$406,462
Ratio of expenses to average net assets (including waivers and reimbursements)	0.92%*	0.92%	1.18%*	1.19	%(4)	1.20%	1.20%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.23%*	1.13%	1.26%*	1.21	%(4)	1.22%	1.21%
Ratio of net investment income to average net assets	1.09%*	2.16%	3.25%*	2.30	%(4)	1.92%	1.87%
Portfolio turnover rate	23%**	37%	62%**	39%		32%	28%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.
(2)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Gallery Trust Mondrian Emerging Markets Equity Fund (the “Emerging Markets Fund”). Information presented prior to September 24, 2018 is that of the Emerging Markets Predecessor Fund.  Effective October 31, 2018, the Emerging Markets Fund changed its fiscal year end to October 31.  See Note 1 in Notes to Financial Statements.

(3)
Effective July 25, 2017, the Investor Share class, the Select Share class, and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.

(4)
The ratio of net operating expenses and gross operating expenses would have been 1.20% and 1.22%, respectively, and the ratio of net investment income would have been 2.29%, if the custody out-of-pocket fee reimbursement had not been included.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the year or period
	Six-month period ended 4/30/20 (Unaudited)	Year Ended 10/31/19	Period ended 10/31/18(2)	Year Ended 3/31/18		Year Ended 3/31/17	Year Ended 3/31/16
Net asset value, beginning of period	$10.11	$9.55	$10.44	$9.32		$9.93	$9.45
Income/(loss) from operations:(1)
Net investment income	0.04	0.12	0.06	0.08		0.09	0.11
Net realized and unrealized gain/(loss) on investments	(0.11)	0.88	(0.86)	1.04		(0.64)	0.56
Total gain/(loss) from operations	(0.07)	1.00	(0.80)	1.12		(0.55)	0.67
Dividends and distributions from:
Net investment income	(0.33)	(0.37)	—	— (3)		— (3)	—
Net realized gains	(0.06)	(0.07)	(0.09)	—		(0.06)	(0.19)
Total dividends and distributions	(0.39)	(0.44)	(0.09)	— (3)		(0.06)	(0.19)
Net asset value, end of period	$9.65	$10.11	$9.55	$10.44		$9.32	$9.93
Total return†	(0.60)%	10.79%	(7.69)%	12.03%		(5.48)%	7.27%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$25,025	$28,117	$37,126	$84,330		$95,565	$119,938
Ratio of expenses to average net assets (including waivers and reimbursements)	0.60%*	0.60%	0.74%*	0.74	%(4)	0.75%	0.75%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.96%*	1.02%	0.86%*	0.81	%(4)	0.79%	0.81%
Ratio of net investment income to average net assets	0.93%*	1.19%	0.96%*	0.84	%(4)	0.87%	1.21%
Portfolio turnover rate	7%**	42%	32%**	52%		98%	31%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.
(2)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian International Government Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the Gallery Trust Mondrian International Government Fixed Income Fund (the “Fixed Income Fund”).  Information presented prior to September 24, 2018 is that of the Fixed Income Predecessor Fund. Effective October 31, 2018, the Fixed Income Fund changed its fiscal year end to October 31.  See Note 1 in Notes to Financial Statements.

(3)	Value is less than ($0.005) per share.
(4)
The ratio of net operating expenses and gross operating expenses would have been 0.75% and 0.82%, respectively, and the ratio of net investment income would have been 0.83%, if the custody out-of-pocket fee reimbursement had not been included.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the period
	Six-month period ended 4/30/20 (Unaudited)	Period Ended 10/3/19‡
Net asset value, beginning of period	$11.88	$10.00
Income/(loss) from operations:(1)
Net investment income	0.09	0.15
Net realized and unrealized gain/(loss) on investments	(3.21)	1.73
Total gain/(loss) from operations	(3.12)	1.88
Dividends and distributions from:
Net investment income	(0.13)	—
Net realized gains	(0.32)	—
Total dividends and distributions	(0.45)	—
Net asset value, end of period	$8.31	$11.88
Total return†	(27.42)%	18.80%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$1,077	$1,485
Ratio of expenses to average net assets (including waivers and reimbursements)	0.90%*	0.90	%*
Ratio of expenses to average net assets (excluding waivers and reimbursements)	6.52%*	7.74	%*
Ratio of net investment income to average net assets	1.73%*	1.61	%*
Portfolio turnover rate	36%**	32	%**

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
‡	The Fund commenced operations on December 17, 2018.
†
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the period
	Six-month period ended 4/30/20 (Unaudited)	Period Ended 10/3/19‡
Net asset value, beginning of period	$12.14	$10.00
Income/(loss) from operations:(1)
Net investment income	0.22	0.30
Net realized and unrealized gain/(loss) on investments	(1.62)	1.85
Total gain/(loss) from operations	(1.40)	2.15
Dividends and distributions from:
Net investment income	(0.41)	(0.01)
Net realized gains	(0.39)	—
Total dividends and distributions	(0.80)	(0.01)
Net asset value, end of period	$9.94	$12.14
Total return†	(12.58)%	21.49%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$1,327	$1,519
Ratio of expenses to average net assets (including waivers and reimbursements)	0.95%*	0.95	%*
Ratio of expenses to average net assets (excluding waivers and reimbursements)	6.55%*	8.67	%*
Ratio of net investment income to average net assets	3.89%*	3.15	%*
Portfolio turnover rate	19%**	31	%**

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
‡	The Fund commenced operations on December 17, 2018.
†
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization
Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with six funds. The financial statements herein are those of the Mondrian International Value Equity Fund (formerly, Mondrian International Equity Fund) (the “International Fund”), Mondrian Emerging Markets Value Equity Fund (formerly, the Mondrian Emerging Markets Equity Fund) (the “Emerging Markets Fund”) the Mondrian International Government Fixed Income Fund (the “International Government Fixed Income Fund”), the Mondrian U.S. Small Cap Equity Fund (the “U.S. Small Cap Equity Fund”), and the Mondrian Global Listed Infrastructure Fund (the “Global Listed Infrastructure Fund”) (each a “Fund” and collectively the “Funds”). The International Fund, Emerging Markets Fund, U.S. Small Cap Equity Fund, and Global Listed Infrastructure Fund are classified as diversified, and the Fixed Income Fund is classified as “non-diversified” under the 1940 Act. The investment objective of the International Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The investment objective of the Fixed Income Fund is to seek long-term total return consistent with its value-oriented investment approach. The investment objective of the U.S. Small Cap Equity Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. The investment objective of the Global Listed Infrastructure Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies listed on a domestic or foreign exchange. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Funds’ investment adviser (“Mondrian” or the “Adviser”). The Adviser makes investment decisions for the Funds and reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.
The International Fund operated as The International Equity Portfolio, a series of Delaware Pooled Trust (the “International Predecessor Fund”), prior to the International Fund’s acquisition of the assets and assumption of the liabilities of the International Predecessor Fund (the “Reorganization”) on March 14, 2016 in a tax-free transaction. The International Fund had no operations prior

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

to the Reorganization. The International Predecessor Fund was managed by Delaware Management Company, a series of Delaware Management Business Trust (the “Delaware Predecessor Adviser”), and sub-advised by Mondrian Investment Partners Limited. The International Predecessor Fund had substantially similar investment objectives and strategies as those of the International Fund. The financial statements and financial highlights reflect the financial information of the International Predecessor Fund for periods prior to March 14, 2016.
The Emerging Markets Fund and Fixed Income Fund operated as Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) and Laudus Mondrian International Government Fixed Income Fund (the “Fixed Income Predecessor Fund”) and, together, were a series of Laudus Trust. Each Predecessor Fund was managed by Charles Schwab Investment Management, Inc. (the “Predecessor Adviser”), and sub-advised by Mondrian. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on September 24, 2018 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to September 24, 2018.
Effective October 31, 2018, the Emerging Markets Fund and International Government Fixed Income Fund changed their fiscal year end from March 31 to October 31.
The U.S. Small Cap Equity Fund and Global Listed Infrastructure Fund commenced operations on December 17, 2018.
2.	Significant accounting policies
The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds.  The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).
Use of estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of investments — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board. The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.
The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Funds’ Administrator and requests that a meeting of the Committee be held.
If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
Fair value measurement classifications are summarized in the Funds’ Schedule of Investments.
For the period ended April 30, 2020, there have been no significant changes to the Funds’ fair valuation methodology.
Federal income taxes —  It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the period ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the Funds did not incur any interest or penalties.
Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.
Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.
Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Funds may also engage in currency transactions to enhance the Funds’ returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2020, if applicable.
For the period ended April 30, 2020, the average balances of forward foreign currency exchange contracts for the International Government Fixed Income Fund were as follows:
Average Monthly Notional Contracts Purchased	$4,996,729
Average Monthly Notional Contracts Sold	(3,083,424)

To reduce counterparty risk with respect to Over-the-Counter (“OTC”)  transactions, the Funds have entered into netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.
For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the Fixed Income Fund as of April 30, 2020:
Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)	Net Amount †
Brown Brothers Harriman	$56,473	$(27,384)	$29,089	$—	$29,089
Total	$56,473	$(27,384)	$29,089	$—	$29,089

†
Represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Dividends and distributions to shareholders — The International Fund, Emerging Markets Fund, U.S. Small Cap Equity Fund and Global Listed Infrastructure Fund distribute their net investment income at least annually. The Fixed Income Fund distributes its net investment income quarterly. For each Fund, net realized capital gains, if any, are distributed at least annually. All distributions are recorded on ex-dividend date.
Offering Costs — During the period ended April 30, 2020, the U.S. Small Cap Equity Fund and the Global Listed Infrastructure Fund incurred offering costs each in the amount of $4,375, which are being amortized to expense over a twelve month period. As of April 30, 2020, the offering costs have been fully amortized by the Funds.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.
3.	Transactions with affiliates
Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.
A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4.	Administration, Custodian, Transfer Agent and Distribution Agreements
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2020, the amounts paid for these services are represented in the table below:

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)
Accounting and Administration Fees
International Value Equity Fund	$290,168
Emerging Markets Value Equity Fund	17,523
International Government Fixed Income Fund	13,597
U.S. Small Cap Equity Fund	768
Global Listed Infrastructure Fund	768

Expenses incurred under the agreements are shown on the Statement of Operations as “Accounting and administration fees”.
Brown Brothers Harriman & Co., (the “Custodian”) serves as the Funds’ Custodian pursuant to a custody agreement. Apex Fund Services (the “Transfer Agent”) serves as the Funds’ Transfer Agent pursuant to a transfer agency agreement.
5.	Investment Advisory Agreement
Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate for each fund. The table below shows the rate of each Fund’s investment advisory fee.
Advisory Fee
International Value Equity Fund	0.70%
Emerging Markets Value Equity Fund	0.75%
International Government Fixed Income Fund	0.50%
U.S. Small Cap Equity Fund	0.80%
Global Listed Infrastructure Fund	0.85%

Prior to September 24, 2018, the Delaware Predecessor Adviser was paid a fee at an annual rate of 1.00% of the Emerging Markets Predecessor Fund’s average daily net assets and 0.60% of the average daily net assets of the Fixed Income Predecessor Fund’s average daily net assets. The Predecessor Adviser paid Mondrian a sub-advisory fee for its services as sub-adviser to each Predecessor Fund out of the advisory fees that the Predecessor Adviser received from the Predecessor Fund.
The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

expenses, and non-routine (collectively “excluded expenses”)) from exceeding the below percentages of the average daily net assets of the Funds until February 28, 2021 (the “Expense Limitation”).
Expense Limitation
International Value Equity Fund	0.79%
Emerging Markets Value Equity Fund	0.92%
International Government Fixed Income Fund	0.60%
U.S. Small Cap Equity Fund	0.90%
Global Listed Infrastructure Fund	0.95%

This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021.
Prior to September 24, 2018, the Delaware Predecessor Adviser had contractually agreed through July 30, 2019, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 1.20% and 0.75% of the average daily net assets of the Emerging Markets Predecessor Fund and Fixed Income Predecessor Fund respectively.
6.	Investment transactions
The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the period ended April 30, 2020, are as follows:
	Purchases	Sales
International Value Equity Fund	$63,039,150	$75,310,683
Emerging Markets Value Equity Fund	7,747,031	30,265,902
International Government Fixed Income Fund	1,892,133	4,785,206
U.S. Small Cap Equity Fund	485,244	517,526
Global Listed Infrastructure Fund	282,715	300,227

The International Government Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $— and $1,697,778, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)

7.	Federal tax information
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.
The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for forwards, foreign currency transactions, wash sale loss deferrals, investments in REIT’s and investments in PFICs. Distributions during the years ended October 31, 2019 and October 31, 2018, unless otherwise noted, were as follows:
			Ordinary Income	Long-Term Capital Gain	Distribution in Excess	Total
International Value Equity Fund	2019		$14,825,938	$15,990,373	$—	$30,816,311
	2018		17,091,536	—	—	17,091,536

Emerging Markets Value Equity Fund	2019		4,415,213	—	—	4,415,213
	2018	*	2,885,248	—	—	2,885,248
	2018	**	8,413,005	—	—	8,413,005

International Government Fixed Income Fund	2019		1,319,302	94,932	—	1,414,234
	2018	*	—	357,037	—	357,037
	2018	**	12,784	—	—	12,784

U.S. Small Cap Equity Fund	2019	***	—	—	—	—

Global Listed Infrastructure Fund	2019	***	925	—	—	925

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NOTES TO FINANCIAL STATEMENTS (continued)

*	Period ended October 31, 2018.
**	Year ended March 31, 2018.
***	Period ended October 31, 2019.

As of October 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

	International Value Equity Fund	Emerging Markets Value Equity Fund	International Government Fixed Income Fund		U.S. Small Cap Equity Fund	Global Listed Infrastructure Fund
Undistributed ordinary income	$20,564,540	$1,319,956	$—		$51,202	$83,724
Undistributed long-term capital gains	15,373,629	—	—		—	—
Capital loss carryforwards	—	(107,755,243)	—		—	—
Net unrealized appreciation (depreciation) on investments	(5,625,866)	176,134	1,381,510		184,130	184,240
Other temporary differences	(8)	(1)	(1,068,339	)*	—	—
Total distributable earnings	$30,312,295	$(106,259,154)	$313,171		$235,332	$267,964

*	These differences relate to FX Straddle deferrals.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The capital loss carryforwards are noted below:
	Short-Term Loss	Long-Term Loss	Total*
Emerging Markets Value Equity Fund	$26,321,469	$81,433,774	$107,755,243

*	The utilization of this amount is subject to limitation under IRC section 382-384.

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NOTES TO FINANCIAL STATEMENTS (continued)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies, investments in publicly traded partnerships, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Value Equity Fund	$574,023,078	$24,021,854	$(131,711,887)	$(107,690,033)
Emerging Markets Value Equity Fund	22,391,902	2,271,192	(1,938,049)	333,143
International Government Fixed Income Fund	23,255,089	1,282,471	(250,514)	1,031,957
U.S. Small Cap Equity Fund	1,159,936	55,610	(171,414)	(115,804)
Global Listed Infrastructure Fund	1,337,064	70,564	(105,030)	(34,466)

8.	Share transactions
The share transactions are shown below:
Mondrian International Value Equity Fund
	Six-month period ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Shares transactions:
Institutional Class shares
Issued	5,142,287	10,607,837
Reinvestment of dividends	1,856,359	1,743,360
Redeemed	(5,816,327)	(8,143,825)
Net increase in shares outstanding	1,182,319	4,207,372

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NOTES TO FINANCIAL STATEMENTS (continued)

Mondrian Emerging Markets Value Equity Fund
	Six-month period ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Shares transactions:
Institutional Class shares
Issued	550,288	322,000
Reinvestment of dividends	170,152	660,122
Redeemed	(3,444,014)	(7,208,251)
Net decrease in shares outstanding	(2,723,574)	(6,226,129)

Mondrian International Government Fixed Income Fund
	Six-month period ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Shares transactions:
Institutional Class shares
Issued	126,117	549,721
Reinvestment of dividends	103,342	114,895
Redeemed	(419,262)	(1,772,219)
Net decrease in shares outstanding	(189,803)	(1,107,603)

Mondrian U.S. Small Cap Equity Fund
	Six-month period ended April 30, 2020 (Unaudited)	For the period ended October 31, 2019(1)
Shares transactions:
Institutional Class shares
Issued	—	125,000
Reinvestment of dividends	4,694	—
Net increase in shares outstanding	4,694	125,000

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NOTES TO FINANCIAL STATEMENTS (continued)

Mondrian Global Listed Infrastructure Fund
	Six-month period ended April 30, 2020 (Unaudited)	For the period ended October 31, 2019(1)
Shares transactions:
Institutional Class shares
Issued	—	125,000
Reinvestment of dividends	8,463	96
Net increase in shares outstanding	8,463	125,096

(1)	The Fund commenced operations December 17, 2018.

9.	Risks associated with financial instruments
As with all mutual funds, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value and ability to meet its investment objective. A more complete description of risks associated with each Fund is included in the prospectus.
Active management risk
The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.
Equity risk
Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

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NOTES TO FINANCIAL STATEMENTS (continued)

Convertible securities risk
The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.
Large capitalization company risk
The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.
Preferred stocks risk
Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Foreign company risk
Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Emerging markets securities risk
The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.
Foreign currency risk
As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.
Depositary receipts risk
Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Funds will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives risk
The Funds’ use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Funds’ use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Funds engage in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument.
Liquidity risk
Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.
Portfolio turnover risk
Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
Large purchase and redemption risk
Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Fixed income risk
Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity of a fixed income security, the more likely its value will decline when interest rates rise. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
Zero-coupon bond risk
The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically. In addition, federal income tax law requires that the holder of a zero coupon bond accrue a portion of the discount at which the bond was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
Foreign sovereign debt securities risk
The Funds’ investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
Foreign government agencies risk
Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the

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NOTES TO FINANCIAL STATEMENTS (continued)

full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.
Supranational entities risk
Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Funds may lose money on such investments.
Corporate fixed income securities risk
Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.
Non-diversification risk
The Fixed Income Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.
New Fund Risk
Because the U.S. Small Cap Equity Fund and the Global Listed Infrastructure Fund are both new, investors in the Funds bear the risk that the Funds may not be successful in implementing their investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

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NOTES TO FINANCIAL STATEMENTS (continued)

Investment Style Risk
Value investing focuses on companies with stocks that appear undervalued to the Adviser in light of factors such as the company’s earnings, book value, revenues or cash flow.  The Adviser’s methodology for analyzing value may differ from other market approaches. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, a Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
Rights and Warrants Risk
Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.
Small- and Mid-Capitalization Company Risk
The small- and mid-capitalization companies that a Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small- and mid-capitalization companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.
Exchange-Traded Funds Risk
ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs

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NOTES TO FINANCIAL STATEMENTS (continued)

typically incur fees that are separate from those of the Fund.  Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.
Credit Risk
The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.
Interest Rate Risk
As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and a Fund’s share price to fall.
High Yield Bond Risk
High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.
Prepayment and Extension Risk
When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.
U.S. Government Securities Risk
A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or

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NOTES TO FINANCIAL STATEMENTS (continued)

instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.
REITs Risk
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of a Fund. Accordingly, a Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.
MLPs Risk
MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.  A Fund’s investment in MLPs may result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the MLPs’ operating expenses, in addition to paying Fund expenses.
Private Placements Risk
Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

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NOTES TO FINANCIAL STATEMENTS (continued)

Risks of Investing in Other Investment Companies
To the extent a Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.
Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.
Infrastructure Company Risk
Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets.

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Industry Concentration Risk
The Mondrian Global Listed Infrastructure Fund concentrates its investments in infrastructure companies. Concentration in particular industries subjects this Fund to the risks associated with those industries. As a result, this Fund may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting those industries than funds investing in a broader range of industries.
Geographic Focus Risk
To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.
Market Risk
Each Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  Market risk may affect a single issuer, an industry, a sector or the market as a whole.  In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.  Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.
10.	Indemnifications
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

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NOTES TO FINANCIAL STATEMENTS (continued)

11.	Borrowing from banks
The Funds have access to custodian overdraft facilities. A Fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate. For the period ended April 30, 2020, none of the Funds incurred any interest expense.
12.	Other
At April 30, 2020, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:
	No. of Shareholders	% Ownership
International Value Equity Fund	5	59%
Emerging Markets Value Equity Fund	3	97%
International Government Fixed Income Fund	2	85%
U.S. Small Cap Equity Fund	1	100%
Global Listed Infrastructure Fund	1	100%

13.	Regulatory matters
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (concluded)

14.	New accounting pronouncement
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.
15.	Subsequent events
The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued.  Based on this evaluation, see the below disclosure to the financial statements as of April 30, 2020.
Effective July 1, 2020, the Mondrian International Value Equity Fund will change its management fee to 0.65% and the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (not including excluded expenses) from exceeding 0.74% of the Fund’s average daily net assets until February 28, 2021.

Gallery Trust	April 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2019 to April 30, 2020.
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Gallery Trust	April 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.
	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Mondrian International Value Equity Fund
Actual Fund Return	$1,000.00	$801.00	0.79%	$3.54
Hypothetical 5% Return	$1,000.00	$1,020.94	0.79%	$3.97
Mondrian Emerging Markets Value Equity Fund
Actual Fund Return	$1,000.00	$872.30	0.92%	$4.28
Hypothetical 5% Return	$1,000.00	$1,020.29	0.92%	$4.62
Mondrian International Government Fixed Income Fund
Actual Fund Return	$1,000.00	$994.00	0.60%	$2.97
Hypothetical 5% Return	$1,000.00	$1,021.88	0.60%	$3.02
Mondrian U.S. Small Cap Equity Fund
Actual Fund Return	$1,000.00	$725.80	0.90%	$3.86
Hypothetical 5% Return	$1,000.00	$1,020.39	0.90%	$4.52
Mondrian Global Listed Infrastructure Fund
Actual Fund Return	$1,000.00	$874.20	0.95%	$4.43
Hypothetical 5% Return	$1,000.00	$1,020.14	0.95%	$4.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Gallery Trust	April 30, 2020 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation.  The Board acknowledged that the report covered the period from June 1, 2019 through December 31, 2019 and thus did not cover the period of then-current market volatility.  The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting.   The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on June 1, 2019. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Gallery Trust	April 30, 2020 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Gallery Trust (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.
A Board meeting was held on December 12, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.
Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.
Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s

Gallery Trust	April 30, 2020 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.
At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.
Nature, Extent and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds.  The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.
The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Gallery Trust	April 30, 2020 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Investment Performance of the Funds and the Adviser
The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and  peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future.  The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds.  Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.
Costs of Advisory Services, Profitability and Economies of Scale
In considering the advisory fee payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.
The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses.  The Trustees concluded that the profit margins of the Adviser with respect to the

Gallery Trust	April 30, 2020 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

management of the Funds were not unreasonable.  The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.
The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.
Renewal of the Agreement
Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Fund information

Registered office	P.O. Box 588 Portland, ME 04112

Adviser	Mondrian Investment Partners Limited 10 Gresham Street, 5th Floor London, England EC2V 7JD

Distributor	SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Administrator	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103

Custodian	Brown Brothers Harriman & Co 40 Water Street Boston, Massachusetts 02109

Transfer Agent	Apex Fund Services Three Canal Plaza Portland, ME 04101

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 2001 Market Street Philadelphia, PA 19103

MON-SA-001-0500

Rothko Emerging Markets Equity Fund
Semi-Annual Report
April 30, 2019

Investment Adviser:
Rothko Investment Strategies, a division of
Mondrian Investment Partners Limited
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by calling 833-810-7344.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 833-810-7344. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or Mondrian Investment Partners Limited if you invest directly with the Fund.

Gallery Trust

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days of the period end. The Fund’s Form N-Q and Form N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-833-810-7344; and (ii) on the Commission’s website at http://www.sec.gov.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust	Rothko Emerging Markets Equity Fund
April 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.

COMMON STOCK — 98.5%
	Number of Shares	Value (U.S. $)
BRAZIL — 5.5%
BB Seguridade Participacoes SA	7,100	$34,626
CCR SA	4,500	10,278
Cielo SA	23,100	17,417
Cogna Educacao SA	3,700	3,756
Hypera SA *	6,200	33,190
LOG Commercial Properties e Participacoes SA	259	1,103
MRV Engenharia e Participacoes SA	3,600	10,182
Odontoprev SA	3,600	10,155
Porto Seguro SA	2,200	18,477
Qualicorp SA	11,400	54,968
Smiles Fidelidade SA	3,600	9,235
Wiz Solucoes e Corretagem de Seguros SA	23,700	40,923
Total Brazil		244,310

CHILE — 1.0%
Aguas Andinas SA Class A	84,443	28,320
CAP SA	1,310	6,394
Enel Chile SA	119,374	9,721
Total Chile		44,435

The accompanying notes are an integral part of the financial statements.
1

Gallery Trust	Rothko Emerging Markets Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA — 28.7%
361 Degrees International Ltd	46,000	$6,945
Agricultural Bank of China Ltd Class H	54,000	22,592
Anhui Expressway Co Ltd Class H	22,000	11,322
Atlas Corp	3,654	27,259
Bank of China Ltd Class H	80,000	30,552
Beijing Enterprises Water Group Ltd	26,000	10,061
Beijing Jingneng Clean Energy Co Ltd Class H	234,000	40,229
China Communications Services Corp Ltd Class H	24,000	16,946
China Construction Bank Corp Class H	26,000	21,095
China Dongxiang Group Co Ltd	299,000	25,093
China Everbright Ltd	4,000	6,107
China Galaxy Securities Co Ltd Class H	24,000	12,256
China Lilang Ltd	37,000	22,703
China Merchants Port Holdings Co Ltd	6,444	8,300
China Mobile Ltd	1,500	12,071
China Pioneer Pharma Holdings Ltd	106,000	17,218
China Sanjiang Fine Chemicals Co Ltd	188,000	41,776
China Suntien Green Energy Corp Ltd Class H *	111,000	25,721
Chongqing Machinery & Electric Co Ltd Class H	156,000	9,672
Chu Kong Shipping Enterprises Group Co Ltd	62,000	7,907
COSCO Shipping International Hong Kong Co Ltd	38,000	11,285
CPMC Holdings Ltd	28,000	10,024
Dongfeng Motor Group Co Ltd Class H	14,000	9,270
Fufeng Group Ltd	27,000	9,174
Great Wall Motor Co Ltd Class H	15,500	10,376
Greatview Aseptic Packaging Co Ltd	74,000	27,034
Guangdong Investment Ltd	10,000	20,738
Guangzhou RF Properties Class H	32,000	40,364
Guorui Properties Ltd	183,000	30,334
Hengan International Group Co Ltd	1,500	13,328
Hisense Home Appliances Group Co Ltd Class H	26,000	25,009
Huabao International Holdings Ltd	129,000	50,710
Industrial & Commercial Bank of China Ltd Class H	19,000	12,853
Jiangsu Expressway Co Ltd Class H	12,000	14,330
Kingboard Holdings Ltd	20,500	50,232
The accompanying notes are an integral part of the financial statements.
2

Gallery Trust	Rothko Emerging Markets Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA (continued)
Kingboard Laminates Holdings Ltd	57,500	$56,129
Lee Man Paper Manufacturing Ltd	47,000	29,120
Lenovo Group Ltd	120,000	65,360
Qingling Motors Co Ltd Class H	178,000	37,709
Shanghai Industrial Holdings Ltd	7,000	11,871
Shanghai Industrial Urban Development Group	7,000	683
Sichuan Expressway Co Ltd Class H	46,000	11,809
Sihuan Pharmaceutical Holdings Group Ltd	223,000	22,513
Sinopec Shanghai Petrochemical Co Ltd Class H	136,000	37,229
Texhong Textile Group Ltd	11,000	7,980
Wasion Group Holdings Ltd	82,000	27,973
Xingda International Holdings Ltd	146,909	34,895
Xinhua Winshare Publishing and Media Co Ltd Class H	72,000	49,342
Xinyi Solar Holdings Ltd	85,948	54,585
Xtep International Holdings Ltd	28,299	10,837
Yuexiu REIT	84,000	41,090
Yuexiu Transport Infrastructure Ltd	22,000	15,322
Yuzhou Properties Co Ltd	103,917	44,100
Zhejiang Expressway Co Ltd Class H	14,000	10,535
Total China		1,279,968

CZECH REPUBLIC — 0.2%
O2 Czech Republic AS	1,271	11,152
Total Czech Republic		11,152

INDIA — 4.4%
HDFC Bank Ltd Sponsored ADR	1,182	51,240
ICICI Bank Ltd Sponsored ADR	6,688	65,275
Infosys Ltd Sponsored ADR	6,636	61,250
Mahindra and Mahindra Ltd Sponsored GDR	4,501	17,554
Total India		195,319

The accompanying notes are an integral part of the financial statements.
3

Gallery Trust	Rothko Emerging Markets Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
INDONESIA — 2.4%
Bank Pembangunan Daerah Jawa Timur Tbk PT Class B	1,179,200	$44,426
Bukit Asam Tbk PT	301,800	37,983
Tunas Baru Lampung Tbk PT	432,900	15,422
Waskita Beton Precast Tbk PT	993,700	9,792
Total Indonesia		107,623

MALAYSIA — 2.7%
AirAsia Group Bhd *	58,700	11,074
Alliance Bank Malaysia Group Bhd	14,100	6,386
CIMB Group Holdings Bhd	8,969	7,176
Gas Malaysia Bhd	20,700	13,618
Inari Amertron Bhd	32,300	10,570
Lingkaran Trans Kota Holdings Bhd	10,300	9,302
Malaysian Pacific Industries Bhd	7,400	18,694
OSK Holdings Bhd	78,000	14,131
Petronas Chemicals Group Bhd	7,100	9,196
Syarikat Takaful Malaysia Keluarga Bhd	18,300	18,708
Total Malaysia		118,855

MEXICO — 3.0%
Banco Santander SA Mexico Line *	11,918	25,714
Bolsa Mexicana de Valores SAB	8,851	15,972
Concentradora Fibra Danhos SA de CV Class REIT REIT	17,324	13,435
Concentradora Hipotecaria SAPI de CV Class Trust Unit REIT	50,495	33,103
Gentera SAB de CV *	19,052	7,660
Grupo Aeroportuario Pacifico Class B	1,463	9,082
Grupo Financiero Banorte SAB de CV Class O	4,597	12,585
Wal-Mart de Mexico SAB de CV	5,824	14,057
Total Mexico		131,608

PHILIPPINES — 2.4%
Globe Telecom	1,975	85,910
Manila Electric Co	4,520	22,777
Total Philippines		108,687

The accompanying notes are an integral part of the financial statements.
4

Gallery Trust	Rothko Emerging Markets Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
POLAND — 2.3%
Asseco Poland SA	4,355	$70,294
Budimex SA	312	15,255
Polskie Gornictwo Naftowe i Gazownictwo SA	16,538	14,834
Total Poland		100,383

QATAR — 1.3%
Almeera Consumer Goods Co QSC	12,250	58,857
Total Qatar		58,857

SOUTH AFRICA — 5.6%
Absa Group Ltd	4,033	19,881
AECI Ltd	1,654	6,579
Assore Ltd	2,228	38,059
Astral Foods Ltd	2,089	21,716
AVI Ltd Class Y	5,415	22,943
EOH Holdings Ltd *	11,717	2,410
FirstRand Ltd	3,157	6,891
Foschini Group Ltd	916	3,610
Investec Ltd	1,812	3,751
JSE Ltd	2,855	15,855
Liberty Holdings Ltd	5,559	21,115
Metair Investments Ltd	9,296	7,373
Nedbank Group Ltd	645	3,727
Ninety One Ltd ZA Line *	906	1,895
Peregrine Holdings Ltd	28,763	29,205
RMB Holdings Ltd	2,463	7,032
Sanlam Ltd	2,364	7,473
Spar Group Ltd	860	8,216
Telkom SA SOC Ltd	12,408	13,814
Truworths International Ltd	1,893	3,009
Tsogo Sun Gaming Ltd	8,611	1,216
Tsogo Sun Hotels Ltd *	8,611	863
Woolworths Holdings Ltd	2,930	4,818
Total South Africa		251,451

The accompanying notes are an integral part of the financial statements.
5

Gallery Trust	Rothko Emerging Markets Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 10.2%
Cheil Worldwide Inc	3,239	$47,130
Coway Co Ltd	182	9,171
Daekyo Co Ltd	2,109	8,243
DB Insurance Co Ltd	262	9,456
GS Home Shopping Inc	93	9,740
Hana Financial Group Inc	561	12,748
Huchems Fine Chemical Corp	2,335	33,523
Hyosung Advanced Materials Corp *	25	1,676
Hyosung Chemical Corp	18	1,687
Hyosung Corp	378	21,509
Hyosung Heavy Industries Corp *	53	781
Hyosung TNC Co Ltd	24	2,569
Hyundai Marine & Fire Insurance Co Ltd	1,626	34,722
Kangwon Land Inc	558	11,450
KB Financial Group Inc	270	7,631
Korea Autoglass Corp	1,619	17,711
KT&G Corp	624	41,433
Kyobo Securities Co Ltd	1,644	9,748
Lotte Food Co Ltd	23	7,219
Meritz Fire & Marine Insurance Co Ltd	2,965	33,528
Mirae Asset Life Insurance Co Ltd	3,026	8,946
Poongsan Holdings Corp	342	8,063
Samsung Fire & Marine Insurance Co Ltd	61	9,504
Seah Besteel Corp	639	4,836
SFA Engineering Corp	496	14,220
Shinhan Financial Group Co Ltd	352	8,849
SK Telecom Co Ltd	273	47,446
Tongyang Life Insurance Co Ltd	7,260	17,515
Woori Financial Group	2,166	15,002
Total South Korea		456,056

TAIWAN — 25.3%
Cayman Engley Industrial Co Ltd	3,000	6,372
Charoen Pokphand Enterprise Co Ltd	22,000	46,628
Chunghwa Telecom Co Ltd	5,000	18,380
First Financial Holding Co Ltd	82,820	61,182

The accompanying notes are an integral part of the financial statements.
6

Gallery Trust	Rothko Emerging Markets Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
TAIWAN (continued)
Flytech Technology Co Ltd	11,000	$25,286
Getac Technology Corp	40,000	59,815
Hiroca Holdings Ltd	4,000	7,524
Inventec Corp	74,000	58,286
Lien Hwa Industrial Holdings Corp	51,450	74,364
Merry Electronics Co Ltd	12,193	57,237
Mitac Holdings Corp	67,850	69,754
Namchow Holdings Co Ltd	21,000	31,902
Pegatron Corp	25,000	55,311
Quanta Computer Inc	31,000	67,501
Rechi Precision Co Ltd	40,000	22,908
San Fang Chemical Industry Co Ltd	14,000	11,117
Senao International Co Ltd	21,000	20,522
Sitronix Technology Corp	10,000	48,911
Supreme Electronics Co Ltd	43,000	48,626
Systex Corp	21,000	57,267
Taiwan Mobile Co Ltd	16,000	57,704
Taiwan Styrene Monomer Corp	42,000	23,853
TXC Corp	25,000	54,239
TYC Brother Industrial Co Ltd	15,000	12,239
United Integrated Services Co Ltd	16,000	101,547
Zeng Hsing Industrial Co Ltd	6,000	26,325
Total Taiwan		1,124,800

THAILAND — 1.6%
Bangchak Corp PCL Foreign	47,100	26,757
Siamgas & Petrochemicals PCL Foreign	61,700	15,593
Thai Vegetable Oil PCL Foreign	36,600	27,681
Total Thailand		70,031

TURKEY — 1.0%
Borusan Mannesmann Boru Sanayi *	5,673	7,803
Petkim Petrokimya Holding AS *	11,713	5,955
Soda Sanayii AS	13,460	11,256
Tofas Turk Otomobil Fabrikasi AS	2,400	7,690
Turk Traktor ve Ziraat Makineleri AS	1,362	11,163
Total Turkey		43,867

The accompanying notes are an integral part of the financial statements.
7

Gallery Trust	Rothko Emerging Markets Equity Fund
April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED ARAB EMIRATES — 0.9%
Dubai Islamic Bank PJSC	38,793	$38,832
Total United Arab Emirates		38,832

Total Common Stock
(Cost $5,205,224)		4,386,234
Total Value of Securities — 98.5%
(Cost $5,205,224)		$4,386,234

Percentages are based on Net Assets of $4,451,905.

*	Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Ltd. — Limited
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$244,310	$—	$—	$244,310
Chile	44,435	—	—	44,435
China	27,259	1,252,709	—	1,279,968
Czech Republic	—	11,152	—	11,152
India	195,319	—	—	195,319
Indonesia	—	107,623	—	107,623
Malaysia	—	118,855	—	118,855
Mexico	131,608	—	—	131,608
Philippines	—	108,687	—	108,687
Poland	—	100,383	—	100,383
Qatar	—	58,857	—	58,857
South Africa	—	251,451	—	251,451
South Korea	9,171	446,885	—	456,056
Taiwan	—	1,124,800	—	1,124,800
Thailand	—	70,031	—	70,031
Turkey	—	43,867	—	43,867
United Arab Emirates	—	38,832	—	38,832
Total Common Stock	652,102	3,734,132	—	4,386,234
Total Investments in Securities	$652,102	$3,734,132	$—	$4,386,234

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
8

Gallery Trust	April 30, 2020 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Rothko Emerging Markets Equity Fund
Assets:
Investments (Cost $5,205,224)	$4,386,234
Foreign currency (Cost $40,766)	40,400
Cash	5,785
Dividends receivable	10,079
Receivable from Investment Adviser	5,129
Reclaims receivable	1,450
Prepaid expenses	15,573
Total assets	4,464,650
Liabilities:
Audit fees payable	12,277
Payable due to Administrator	377
Chief Compliance Officer fees payable	50
Payable due to Trustees	41
Total liabilities	12,745
Net assets	$4,451,905

Net assets consist of:
Paid-in capital	$5,274,882
Total distributable loss	(822,977)
Net assets	$4,451,905
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	525,745
Net Asset Value, Offering and Redemption Price Per Share	$8.47

The accompanying notes are an integral part of the financial statements.
9

Gallery Trust	Period Ended
April 30, 2020 (Unaudited)

STATEMENT OF OPERATIONS
Rothko Emerging Markets Equity Fund
Investment income
Dividends	$80,029
Less: foreign taxes withheld	(7,933)
Total investment income	72,096
Expenses
Investment advisory fees	18,813
Dividend disbursing and transfer agent fees and expenses	13,334
Audit and tax	12,277
Registration fees	6,814
Other	6,116
Deferred offering costs	5,305
Custodian fees	4,936
Accounting and administration fees	2,606
Printing fees	1,102
Legal fees	441
Trustees’ fees and expenses	211
Total expenses	71,955
Less:
Investment advisory fees waived	(18,813)
Reimbursement from Investment Adviser	(30,063)
Net expenses	23,079
Net investment income	49,017
Net realized gain (loss) on:
Investments	8,335
Foreign currency transactions	(2,807)
Net realized gain	5,528
Net change in unrealized appreciation/(depreciation) on:
Investments	(887,721)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(1,147)
Net change in unrealized appreciation/(depreciation)	(888,868)
Net realized and unrealized loss	(883,340)
Net decrease in net assets resulting from operations	$(834,323)

The accompanying notes are an integral part of the financial statements.
10

Gallery Trust	Rothko Emerging Markets Equity Fund

STATEMENT OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2020 (Unaudited)	Period ended October 31, 2019*
Operations:
Net investment income	$49,017	$214,151
Net realized gain on investments and foreign currency transactions	5,528	3,103
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(888,868)	68,974
Net increase/(decrease) in net assets resulting from operations	(834,323)	286,228
Distribution of Income	(267,729)	(7,700)
Capital share transactions(1):
Issued	—	5,000,000
Reinvestment of dividends	267,729	7,700
Net increase in net assets from capital share transactions	267,729	5,007,700
Total increase/(decrease) in net assets	(834,323)	5,286,228
Net assets:
Beginning of period	5,286,228	—
End of period	$4,451,905	$5,286,228

*	Commenced operations on December 18, 2018.
(1)	See Note 9 – Share Transactions in Notes to Financial Statements.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
11

Gallery Trust	Rothko Emerging Markets Equity Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the period
	Six-month period ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019*

Net asset value, beginning of period	$10.56	$10.00
Income/(loss) from operations:(1)
Net investment income	0.09	0.43
Net realized and unrealized gain/(loss) on investments	(1.65)	0.15
Total gain/(loss) from operations	(1.56)	0.58
Dividends and distributions from:
Net investment income	(0.50)	(0.02)
Net realized gains	(0.03)	—
Total dividends and distributions	(0.53)	(0.02)
Net asset value, end of period	$8.47	$10.56
Total return†	(15.79)%	5.76%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$4,452	$5,286
Ratio of expenses to average net assets (including waivers and reimbursements)	0.92%††	0.92	%††
Ratio of expenses to average net assets (excluding waivers and reimbursements)	2.87%††	3.28	%††
Ratio of net investment income to average net assets	1.96%††	4.65	%††
Portfolio turnover rate	0.32%‡	1.33	%‡

*	Commenced operations December 18, 2018.
†
Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.
12

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization
Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with six funds. The financial statements herein are those of the Rothko Emerging Markets Equity Fund (the “Fund”). The Fund is classified as diversified, under the 1940 Act. The investment objective of the Fund is to seek long-term total return, and the Fund’s principal investment strategy is to investing at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. Rothko Investment Strategies, a division of Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Fund’s investment adviser (the “Adviser”). The Adviser makes investment decisions for the Fund and reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Fund commenced operations on December 18, 2018.
2.	Significant accounting policies
The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund.  The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).
Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of investments  —  Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on

13

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board. The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at

14

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Fund’s Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.
The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.
If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an

15

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
Fair value measurement classifications are summarized in the Fund’s Schedule of Investments.
For the period ended April 30, 2020, there have been no significant changes to the Fund’s fair valuation methodology.
Federal income taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in

16

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the period ended April 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the Fund did not incur any interest or penalties.
Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.
Foreign currency translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.
Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

17

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

Dividends and distributions to shareholders — The Fund distributes its net investment income at least annually. Net realized capital gains, if any, are also distributed at least annually. All distributions are recorded on ex-dividend date.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.
Offering Costs — During the period ended April 30, 2020, the Fund incurred offering costs in the amount of $5,305, which are being amortized to expense over a twelve month period. As of April 30, 2020, the offering costs have been fully amortized by the Fund.

3.	Transactions with affiliates
Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.
A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4.	Administration, Custodian, Transfer Agent and Distribution Agreements
The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2020, the Fund paid $2,606 for these services. Expenses incurred under the agreements are shown on the Statement of Operations as “Accounting and administration fees”.

18

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

Brown Brothers Harriman & Co., (the “Custodian”) serves as the Fund’s Custodian pursuant to a custody agreement. Apex Fund Services (the “Transfer Agent”) serves as the Fund’s Transfer Agent pursuant to a transfer agency agreement.
5.	Investment Advisory Agreement
Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.
The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine (collectively “excluded expenses”)) from exceeding 0.92% of the average daily net assets of the Fund until February 28, 2021 (the “Expense Limitation”). This agreement may be terminated: (i) by the Board of Trustees of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021.
6.	Investment transactions
The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the period ended April 30, 2020, are as follows:

Purchases	Sales
$ 62,460	$ 34,215

7.	Federal tax information
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

19

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions and investments in PFICs. Distributions during the period ended October 31, 2019 were as follows:

Ordinary Income	Long-Term Capital Gain	Total
$ 7,700	$ —	$ 7,700

As of October 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

Undistributed ordinary income	$241,616
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Net unrealized appreciation (depreciation) on investments	37,460
Other temporary differences	(1)
Total distributable earnings	$279,075

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. For the period ended October 31, 2019, there were no capital loss carryforwards for the Fund.
For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2020, were as follows:

20

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 5,205,224	$ 360,998	$ (1,179,988)	$ (818,990)

8.	Share transactions
The share transactions are shown below:
	Six-month period ended April 30, 2020 (Unaudited)	For the period ended October 31, 2019*
Shares transactions:
Institutional Class shares
Issued	—	500,000
Reinvestment of dividends	24,970	775
Net increase in shares outstanding	24,970	500,775

*	Commenced operations on December 18, 2018.

9.	Risks associated with financial instruments
As with all mutual funds, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value and ability to meet its investment objective. A more complete description of risks associated with each Fund is included in the prospectus.
Equity Risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

21

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

Foreign Company Risk
Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.
Emerging Markets Securities Risk
The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.
Active Management Risk
The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.  If the investments selected and strategies employed by

22

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.
Systematic Methodology Risk
The Adviser utilizes a systematic methodology to select securities for the Fund.  The systematic methodology is generally backward-looking using historical data to evaluate prospective investments or to generate forecasts which may not be predictive of a security’s value. In addition, characteristics that affect a security’s value can change over time, and these changes may not be reflected in the systematic methodology.  The systematic methodology includes the judgement and discretion of the Adviser who may incorporate other issues and criteria to select securities for the Fund.  There is no guarantee that the Adviser’s use of the systematic methodology, or incorporation of other issues or criteria, will result in effective investment decisions for the Fund.
The Adviser regularly evaluates, adjusts and adapts the systematic methodology while seeking to achieve the Fund’s investment objective, including, without limitation, to enhance or improve the data analysis, incorporate ongoing research and account for changes to securities, markets or economic conditions.  There is no guarantee that the Adviser’s evaluation, adjustments, adaptations, enhancements or improvements will be successfully implemented or have the desired effect.
The systematic methodology can be impacted by a variety of technical issues, both intentional and unintentional, such as the quality of data utilized, data being current, use of internet, technology and information networks and systems, cybersecurity breaches, strength of password and access codes, data corruption, physical damage to hardware, software or hardware bugs/malware, coding issues and contamination.  There is no guarantee that the systematic methodology will be able to avert technical issues and, if impacted, be able to recover from the technical issues.
Foreign Currency Risk
As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

23

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

Large-Capitalization Company Risk
The large-capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large-capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.
Small- and Mid-Capitalization Company Risk
The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.
Liquidity Risk
Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market where frequent and large purchase and sale transactions of a security occur without significantly affecting the price of that security, it may be difficult to value and impossible to sell these investments, and the Fund may have to sell such an investment at a price or time that is not advantageous in order to meet redemptions or other cash needs. The price of illiquid securities may be more volatile than more liquid investments.

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Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

Large Purchase and Redemption Risk
Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.
Preferred Stock Risk
Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Depositary Receipts Risk
Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.
Convertible Securities Risk
The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

25

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

Rights and Warrants Risk
Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.
Private Placements Risk
Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.
Risks of Investing in Other Investment Companies
To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.
Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in

26

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.
REITs Risk
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.
MLPs Risk
MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.  The Fund’s investment in MLPs may result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the MLPs’ operating expenses, in addition to paying Fund expenses. MLP operating expenses are not reflected in the fee table and example in this prospectus.
Geographic Focus Risk
To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

27

Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

Derivatives Risk
The Fund’s use of forward contracts is subject to market risk, leverage risk, correlation risk, liquidity risk, hedging risk, credit risk and valuation risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described elsewhere in this section. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.
Fixed Income Risk
Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity of a fixed income security, the more likely its value will decline when interest rates rise.
U.S. Government Securities Risk
The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government

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Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.
Foreign Sovereign Debt Securities Risk
The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
Foreign Government Agencies Risk
Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.
Corporate Fixed Income Securities Risk
Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.
High Yield Bond Risk
High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

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Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

Market Risk
Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  Market risk may affect a single issuer, an industry, a sector or the market as a whole.  In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.  Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

10.	Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.	Concentration of Shareholders
At April 30, 2020, the percentage of total shares outstanding held by a limited number of shareholders for the Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:
No. of Shareholders	% Ownership
1	100%

12.	New accounting pronouncement
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

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Gallery Trust	April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS — CONTINUED

13.	Subsequent events
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2020.

31

Gallery Trust	April 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2019 to April 30, 2020.
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

32

Gallery Trust	April 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.
	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Rothko Emerging Markets Equity Fund
Actual Fund Return	$1,000.00	$842.10	0.92%	$4.21
Hypothetical 5% Return	$1,000.00	$1,020.29	0.92%	$4.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

33

Gallery Trust	April 30, 2020 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation.  The Board acknowledged that the report covered the period from June 1, 2019 through December 31, 2019 and thus did not cover the period of then-current market volatility.  The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting.   The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on June 1, 2019. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

34

Gallery Trust	April 30, 2020 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Gallery Trust (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.
A Board meeting was held on December 12, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.
Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.
Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s

35

Gallery Trust	April 30, 2020 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.
At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.
Nature, Extent and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds.  The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.
The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

36

Gallery Trust	April 30, 2020 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Investment Performance of the Funds and the Adviser
The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and  peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future.  The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds.  Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.
Costs of Advisory Services, Profitability and Economies of Scale
In considering the advisory fee payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.
The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such

37

Gallery Trust	April 30, 2020 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

as its organizational structure and method for allocating expenses.  The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.
The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.
Renewal of the Agreement
Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

38

Fund information

Registered office	P.O. Box 588 Portland, ME 04112

Adviser	Rothko Investment Strategies, a division of Mondrian Investment Partners Limited 10 Gresham Street, 5th Floor London, England EC2V 7JD

Distributor	SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Administrator	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103

Custodian	Brown Brothers Harriman & Co 40 Water Street Boston, Massachusetts 02109

Transfer Agent	Apex Fund Services Three Canal Plaza Portland, ME 04101

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 2001 Market Street Philadelphia, PA 19103

39

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MON-SA-002-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.  Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date: July 8, 2020